                                 Annual Report
                                 -------------
                                 March 31, 2002









                                                                       Brokerage
                                                                       Cash
                                                                       Reserves

                               President's Letter

Dear Shareholder:

We are pleased to present the March 31, 2002 Annual Report for the ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the Aetna Series Fund. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the funds within the Aetna Series Fund and Aeltus Investment Management became the sub-adviser to all of the funds with the exception of the ING Technology Fund (formerly, Aetna Technology Fund) which will continue to be sub-advised by Elijah Asset Management, LLC.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master band. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

Lastly, we have conformed all of our Fixed Income Funds to a March 31 fiscal year-end for financial reporting purposes. Brokerage Cash Reserves, which is included in this Annual Report, now has a March 31 fiscal year-end.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,


/s/ James M. Hennessy
James M. Hennessy
President
ING Series Fund, Inc.

April 15, 2002

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..........................................................  i
Brokerage Cash Reserves:
Investment Review...........................................................  1
Portfolio of Investments....................................................  4
Statement of Assets and Liabilities.........................................  6
Statements of Operations....................................................  7
Statements of Changes in Net Assets.........................................  8
Notes to Financial Statements...............................................  9
Financial Highlights........................................................ 12
Independent Auditors' Report................................................ 13
Additional Information...................................................... 14

                                                  Money Fund
                          Brokerage               Report
                          Cash                    Averages/All
                          Reserves                Taxable Index

                9/1/99       10,000                       10,000
              10/31/99       10,070                       10,077
                             10,198                       10,202
                             10,330                       10,336
                             10,476                       10,482
              10/31/00       10,629                       10,636
                             10,782                       10,790
                             10,908                       10,918
                             10,005                       11,016
              10/31/01       11,079                       11,098
                             11,123                       11,144
               3/31/02       11,145                       11,165

                   ----------------------------------------
                        Average Annual Total Returns
                    for the period ended March 31, 2002*
                   ----------------------------------------
                      1 Year       Inception Date (9/7/99)
                   ----------------------------------------
                       2.53%                4.31%
                   ----------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. The Fund changed its fiscal year-end from October 31 to March 31. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            Brokerage Cash Reserves

How did the Fund perform during the period?

Brokerage Cash Reserves shares generated a 0.59% total return, net of expenses, for the five-month period ended March 31, 2002. The benchmark, Money Fund Report Averages/All Taxable Index(a), returned 0.65% for the same period. As of March 31, 2002, the Fund reported a 7-day yield of 1.12% with an average weighted maturity of 54 days.

What economic or financial market conditions impacted the Fund?

By mid-December 2001 the Federal Reserve (the "Fed") had reduced the Fed Funds rate to a forty-year low of 1.75%, resulting in dramatically reduced yields for the money market funds and an inverted short-term yield curve. The aggressive easing was due to the Fed's concern that September 11th would prolong and deepen the recession. However, economic growth was surprisingly strong in the first quarter of 2002. Real Gross Domestic Product is expected to be near 4% for the quarter due to a very sharp replenishment of business inventories, a robust housing market, solid consumer spending, and earlier-than-expected stabilization in business equipment spending. In addition, the unemployment rate fell modestly during the quarter. As a result, the Fed has left rates unchanged since 2001 and switched to a neutral bias at their most recent meeting in March. Their description of monetary policy as "currently accommodative" indicates that they will likely raise rates sometime this year.

Given the shift in Fed policy from easing during 2001 to the expectation of tightening in 2002, money market yields rose during the quarter and the yield curve steepened. For the five-month period, one-month top tier dealer commercial paper

                                                      See Definition of Terms. 1
decreased in yield by 43 basis points, whereas six-month paper increased by 11 basis points, resulting in a positively sloped money market yield curve.

Spreads were under pressure as intermediate term investors stayed in the short end of the curve, and money market mutual funds assets remained at historical highs. While demand for short-term paper remained at lofty levels, commercial paper supply was stagnant. Industrial paper issuance continued to decline as the economic slowdown produced a reduction in demand for working capital, and weak credit fundamentals caused some issuers to lose their Tier 1 status. Many of the remaining issuers extended their maturities beyond one year in order to lock in lower interest rates in front of anticipated future Fed tightening and to reduce reliance on short-term debt financing. These factors caused spreads to remain tight for most of the reporting period.

What Investments Influenced the Fund's performance over the past five months?

A consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments contributed positively to performance. We also lowered the Funds' weighted average maturity by purchasing securities with overnight and three- to six-month maturity ranges in order to exploit market expectations of quickly rising Fed Funds rates.

What is your outlook going forward?

The magnitude and timing of Fed tightening in 2002 will depend on the extent to which economic growth appears to be sustainable. Because a restocking of inventories drove much of first quarter growth, the Fed will be focused on the outlook for more sustainable drivers of growth: personal consumption and business investment. As a result of the high level of consumer and corporate debt and limited credit availability for many corporations, the Fed will weigh the risk that a premature tightening would damage recovery prospects against their view that monetary policy is currently accommodative.

While the expected timing of the first tightening is likely to shift as the year progresses, we think that the market will look for rapid, rather than gradual tightening. This expectation of aggressive tightening should keep the one-year curve steep. We intend to maintain an overweighting in asset-backed notes in order to enhance yield and preserve credit rating stability until the economy turns around. We expect to keep our weighted average maturity neutral, given the generally low levels of rates and the potential for increased yields. Finally, we aim to increase our weighting in floating rate instruments so that increases in interest rates can be reflected quickly in the portfolio.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Quality Ratings*
Tier 1                           100.0%

Maturity Distribution
  1 - 30 days                     38.1%
 31 - 60 days                      8.6%
 61 - 90 days                      4.5%
 91 - 120 days                     3.5%
121 - 180 days                     6.8%
181 - 397 days                    38.5%

*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1. Split rated securities are securities in which two or more major ratings agencies, such as Standard & Poor's and Moody's Investor Service, assign a different rating to the same security. At March 31, 2002, the Fund had 8.5% in split rated Tier 1 securities.

The maturity distribution table does not reflect paydowns on asset-backed securities.

The opinions expressed reflect those of the portfolio manager only through March 31, 2002. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

2 See Definition of Terms.

Definition of Terms

(a) The Money Fund Report Averages/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

The unmanaged index described above is not available for individual direct investment.

Brokerage Cash Reserves
Portfolio of Investments - March 31, 2002
================================================================================

                                                      Principal
                                                        Amount         Value
                                                    -------------  ------------
ASSET-BACKED SECURITIES (67.0%)

Americredit Auto Receivables Trust,
 1.92%, 03/12/03 .................................  $ 10,000,000  $ 10,000,000
Americredit Auto Receivables Trust,
 3.50%, 09/12/02 .................................     4,328,161     4,328,161
CarMax Auto Owner Trust, 2.00%, 11/15/02 .........     7,449,090     7,449,090
Chase Manhattan Auto, 1.94%, 03/17/03 ............    10,000,000    10,000,000
Chevy Chase Auto Receivables Trust,
 2.04%, 12/16/02 .................................     5,854,418     5,854,418
Chevy Chase Auto Receivables Trust,
 2.77%, 09/16/02 .................................     1,216,983     1,216,983
CIT Equipment Collateral Owner Trust,
 3.48%, 09/20/02 .................................     1,181,057     1,181,057
CNH Equipment Trust, 2.11%, 12/16/02 .............     8,562,769     8,562,769
Cooperative Associates of Tractor Dealers,
 2.15%, 09/06/02 .................................     3,000,000     2,971,692
Dakota Certificates - Standard Credit
 Card Master Trust, 1.90%, 04/01/02 ++ ...........     6,662,000     6,662,000
Dakota Certificates - Standard Credit
 Card Master Trust, 1.90%, 04/02/02 ++ ...........     9,000,000     8,999,525
Dealers Capital Acceptance Trust, Inc.,
 2.01%, 04/02/02 .................................     3,406,000     3,405,810
DVI Receivables, 2.22%, 11/11/02 .................     7,441,548     7,441,548
Ford Credit Auto Owner Trust,
 1.82%, 10/15/02 .................................     7,552,141     7,552,141
Ford Credit Auto Owner Trust,
 2.01%, 03/17/03 .................................     9,000,000     9,000,000
Franklin Auto Trust, 2.10%, 12/20/02 .............     5,861,601     5,861,601
Great America Leasing Receivables,
 2.26%, 02/15/03 (Psi) ...........................     7,500,000     7,500,000
Holmes Financing Plc, 1.91%, 10/15/02 (Psi) ......     8,350,000     8,350,000
Honda Auto Receivables Owner Trust,
 1.82%, 02/15/03 .................................    13,674,180    13,674,180
Hyundai Auto Receivables Trust,
 3.53%, 08/15/02 ++ ..............................     1,556,626     1,556,626
Jefferson Smurfit Finance Co.,
 1.87%, 04/22/02 .................................     3,700,000     3,695,964
Jefferson Smurfit Finance Co.,
 1.87%, 04/30/02 .................................    10,000,000     9,984,936
Jefferson Smurfit Finance Co.,
 1.90%, 04/10/02 .................................     1,000,000       999,525
John Deere Owner Trust, 2.19%,
 11/15/02 ........................................     3,825,243     3,825,243
Long Lane Master Trust IV,
 1.93%, 04/30/02 ++ ..............................     8,000,000     7,987,562
MMCA Auto Owner Trust, 2.47%, 10/15/02 ...........     5,078,680     5,078,680
MMCA Auto Owner Trust, 3.90%, 07/15/02 ...........     2,346,649     2,346,649
National City Auto Receivables Trust,
 2.04%, 03/15/03 .................................    15,000,000    15,000,000
Navistar Financial Corp. Owner Trust,
 2.44%, 11/15/02 .................................     1,335,599     1,335,599
Nissan Auto Lease Trust, 2.00%, 11/15/02 ++ ......     3,896,694     3,896,694
Nissan Auto Receivables Owner Trust,
 1.84%, 02/10/03 .................................     3,859,424     3,859,424
Onyx Acceptance Owner Trust,
 1.85%, 02/15/03 .................................    11,346,366    11,346,366
Racers Trust, 1.88%, 04/01/02 ++ (Psi) ...........     5,000,000     5,000,000
Racers Trust, 1.93%, 05/30/02 ++ (Psi) ...........    10,000,000    10,000,000
Sheffield Receivables Corp.,
 1.87%, 04/02/02 ++ ..............................    14,000,000    13,999,273
Syndicated Loan Funding Trust,
 2.00%, 04/12/02 ++ (Psi) ........................    12,000,000    12,000,000
UACSC Owner Trust, 1.88%, 04/04/03 ...............     8,000,000     8,000,000
USAA Auto Owner Trust, 1.98%, 12/16/02 ...........     7,815,628     7,815,628
                                                                   -----------
Total Asset-backed Securities                                      257,739,144
                                                                   -----------

CERTIFICATES OF DEPOSIT - FOREIGN (1.3%)

Svenska Handelsbanken, Inc.,
 4.22%, 05/17/02 .................................     5,000,000     5,000,850
                                                                   -----------
Total Certificates of Deposit - Foreign                              5,000,850
                                                                   -----------

COMMERCIAL PAPER - DOMESTIC (21.0%)

American Express Credit Corp.,
 2.23%, 04/16/02 .................................     4,500,000     4,495,819
Countrywide Home Loans, 2.05%, 04/01/02 ..........     5,812,000     5,812,000
Duke Capital Corp., 2.08%, 06/25/02 ++ ...........     6,000,000     5,970,533
Duke Capital Corp., 2.25%, 07/31/02 ++ ...........     6,000,000     5,954,625
First Union Corp., 7.25%, 02/15/03 ...............     2,150,000     2,238,756
General Electric Capital Corp.,
 2.13%, 09/09/02 .................................     5,000,000     4,952,371
Lehman Brothers Holdings Inc.,
 1.91%, 06/14/02 .................................     8,000,000     7,968,591
Torchmark Corp., 1.97%, 04/12/02 .................     4,930,000     4,927,032
Torchmark Corp., 2.10%, 04/03/02 .................     5,000,000     4,999,417
UBS Finance, Inc., 1.87%, 06/13/02 ...............     3,250,000     3,237,676
Variable Funding Capital Corp.,
 1.86%, 04/12/02 ++ (Psi) ........................     7,000,000     7,000,000
Verizon Global Funding,
 1.88%, 03/18/03 ++ (Psi) ........................    13,000,000    12,997,500
Wells Fargo and Co., 1.78%, 04/03/02 .............    10,000,000     9,999,011
                                                                   -----------
Total Commercial Paper - Domestic                                   80,553,331
                                                                   -----------

COMMERCIAL PAPER - FOREIGN (1.0%)

Svenska Handelsbanken, Inc.,
 2.23%, 09/23/02 .................................     3,995,000     3,951,693
                                                                   -----------
Total Commercial Paper - Foreign                                     3,951,693
                                                                   -----------

CORPORATE NOTES (1.1%)

International Lease Finance Co.,
 5.90%, 04/15/02 .................................     4,050,000     4,052,467
                                                                   -----------
Total Corporate Notes                                                4,052,467
                                                                   -----------
MEDIUM-TERM NOTES - DOMESTIC (5.6%)

American Express Centurion Bank,
 1.93%, 04/29/03 (Psi) ...........................     5,000,000     5,001,113
American Express Credit Corp.,
 1.85%, 02/14/03 (Psi) ...........................     7,000,000     6,998,130
Countrywide Home Loans,
 2.01%, 08/06/02 (Psi) ...........................     5,000,000     5,000,575

================================================================================

                                              Principal
                                               Amount               Value
                                             -----------        -----------
Medium-term Notes - Domestic (Continued)

General Electric Capital Corp.,
 5.50%, 04/15/02 ........................  $  4,500,000        $  4,501,418
                                                               ------------
Total Medium-term Notes - Domestic                               21,501,236
                                                               ------------

U.S. TREASURY OBLIGATIONS (3.0%)

U.S. Treasury Inflation Index,
 3.63%, 07/15/02 ........................    11,607,540          11,721,109
                                                               ------------
Total U.s. Treasury Obligations                                  11,721,109
                                                               ------------
Total Investments (Cost $384,519,830)(a)                        384,519,830

Other Assets Less Liabilities                                       (99,757)
                                                               ------------
Total Net Assets                                               $384,420,073
                                                               ============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains or losses as of March 31, 2002.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(Psi) Variable rate notes have interest rates determined and reset by the issuer daily, weekly, monthly or quarterly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2002.

Category percentages are based on net assets.

Portfolio breakdown by Industry Sector as a percent of Total Investments:

Auto Finance ................................   21.6%

Banks .......................................    7.7%

Collateralized Debt Obligations .............    9.1%

Electric Utility ............................    3.1%

Finance - Brokers ...........................    2.1%

Finance - Commercial ........................    4.5%

Finance - Credit Cards ......................    7.1%

Finance - Equipment .........................    3.2%

Finance - Leasing ...........................    2.0%

Finance - Misc ..............................    5.2%

Finance Guarantors ..........................   13.0%

Government Issuers ..........................    3.0%

Insurance ...................................    2.6%

Mortgage and Trade Receivables ..............   12.4%

Telecommunications ..........................    3.4%
                                               -----
Total .......................................  100.0%
                                               =====

                                          See Notes to Financial Statements.   5

Brokerage Cash Reserves
Statement of Assets and Liabilities
March 31, 2002
================================================================================

Assets:
Investments, at value ...........................................   $384,519,830
Receivable for:
 Dividends and interest .........................................        653,755
 Investments sold ...............................................      4,604,492
 Reimbursement from Investment Adviser ..........................          2,298
Prepaid expenses ................................................          1,895
                                                                    ------------
     Total assets ...............................................    389,782,270
                                                                    ------------
Liabilities:
Payable for:
 Investments purchased ..........................................      5,015,641
 Investment advisory fees .......................................         65,422
 Administrative service fees ....................................         32,711
 Distribution and shareholder service fees ......................        212,622
Other liabilities ...............................................         35,801
                                                                    ------------
     Total liabilities ..........................................      5,362,197
                                                                    ------------
  NET ASSETS ....................................................   $384,420,073
                                                                    ============
Net assets represented by:
Paid-in capital .................................................   $385,538,770
Undistributed net investment income .............................         20,081
Accumulated realized loss on investments ........................     (1,138,778)
                                                                    ------------
  NET ASSETS ....................................................   $384,420,073
                                                                    ============
Capital Shares, $.001 par value:
Outstanding .....................................................    385,538,770
Net Assets ......................................................   $384,420,073
Net asset value, offering and redemption price per share (net
 assets divided by shares outstanding) ..........................   $       1.00

Cost of investments .............................................   $384,519,830

6 See Notes to Financial Statements.

Brokerage Cash Reserves
Statements of Operations
================================================================================

                                                                                    Five-Month
                                                                                   Period Ended       Year Ended
                                                                                  April 30, 2002*  October 31, 2001
                                                                                  ---------------  ----------------
Investment Income:
Interest ...............................................................           $  3,870,416        $19,059,109
                                                                                   ------------        -----------
     Total investment income ...........................................              3,870,416         19,059,109
                                                                                   ------------        -----------
Investment Expenses:
Investment advisory fees ...............................................                329,943            750,023
Administrative services fees ...........................................                164,972            375,011
Distribution plan and shareholder services fees ........................              1,072,316          2,437,574
Printing and postage fees ..............................................                 33,714             43,311
Custody fees ...........................................................                  4,728             13,011
Transfer agent fees ....................................................                 80,834            192,335
Audit and tax fees .....................................................                  8,751             18,931
Directors' fees ........................................................                  8,015             10,727
Registration fees ......................................................                     --             21,411
Miscellaneous expenses .................................................                  8,890             31,568
                                                                                   ------------        -----------
Expenses before reimbursement and waiver from Investment Adviser .......              1,712,163          3,893,902
Expense reimbursement and waiver from Investment Adviser ...............               (144,868)          (368,858)
                                                                                   ------------        -----------
     Net investment expenses ...........................................              1,567,295          3,525,044
                                                                                   ------------        -----------
Net investment income ..................................................              2,303,121         15,534,065
                                                                                   ------------        -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Investments ...........................................................                143,059           (888,677)
                                                                                   ------------        -----------
     Net realized gain (loss) on investments............................                143,059           (888,677)
                                                                                   ------------        -----------
Net increase in net assets resulting from operations....................           $  2,446,180        $14,645,388
                                                                                   ============        ===========

* The Fund changed its fiscal year-end from October 31 to March 31.

   See Notes to Financial Statements.                                          7

Brokerage Cash Reserves
Statements of Changes in Net Assets
================================================================================

                                                                 Five-Month
                                                                Period Ended       Year Ended         Year Ended
                                                               March 31, 2002*  October 31, 2001   October 31, 2000
                                                               ---------------  ----------------   ----------------
From Operations:
Net investment income .......................................   $  2,303,121     $  15,534,065      $  17,264,828
Net realized gain (loss) on investments......................        143,059          (888,677)          (393,160)
                                                                ------------     -------------      -------------
   Net increase in net assets resulting
     from operations.........................................      2,446,180        14,645,388         16,871,668
                                                                ------------     -------------      -------------
Distributions to Shareholders:
   From net investment income................................     (2,366,687)      (15,486,017)       (17,229,229)
                                                                ------------     -------------      -------------
  Decrease in net assets from distributions
     to shareholders.........................................     (2,366,687)      (15,486,017)       (17,229,229)
                                                                ------------     -------------      -------------
From Fund Share Transactions:
   Proceeds from shares sold.................................     78,428,819       276,945,746        250,504,678
   Net asset value of shares issued upon reinvestment
     of distributions........................................      2,366,687        15,486,530         17,230,481
   Payments for shares redeemed..............................    (96,330,037)     (206,652,682)      (230,052,872)
                                                                ------------     -------------      -------------
  Net increase (decrease) in net assets from fund
     share transactions......................................    (15,534,531)       85,779,594         37,682,287
                                                                ------------     -------------      -------------
Net change in net assets.....................................    (15,455,038)       84,938,965         37,324,726
Net Assets:
Beginning of period..........................................    399,875,111       314,936,146        277,611,420
                                                                ------------     -------------      -------------
End of period................................................   $384,420,073     $ 399,875,111      $ 314,936,146
                                                                ============     =============      =============
End of period net assets includes undistributed
  net investment income......................................   $     20,081     $      83,647      $      35,599
                                                                ============     =============      =============
Share Transactions:
   Number of shares sold.....................................     78,428,819       276,945,746        250,504,678
   Number of shares issued upon reinvestment of
    distributions............................................      2,366,687        15,486,530         17,230,481
   Number of shares redeemed.................................    (96,330,037)     (206,652,682)      (230,052,872)
                                                                ------------     -------------      -------------
 Net increase (decrease).....................................    (15,534,531)       85,779,594         37,682,287
                                                                ============     =============      =============



* The Fund changed its fiscal year-end from October 31 to March 31.



8 See Notes to Financial Statements.

Brokerage Cash Reserves
Notes to Financial Statements
March 31, 2002
================================================================================

1. Organization

ING Series Fund, Inc. (Company) (formerly Aetna Series Fund, Inc.) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers Brokerage Cash Reserves (Fund). Shares in the Fund were first made available to the public on September 7, 1999. The Fund seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

On January 1, 2002, the Company changed its principal underwriter from Aeltus Capital, Inc. (ACI) to ING Funds Distributor, Inc. On March 1, 2002, ING Investments, LLC (ING Investments) replaced Aeltus Investment Management, Inc. (Aeltus), as the investment adviser to the Fund. ING Investments has engaged Aeltus to serve as the subadviser to the Fund effective March 1, 2002. ING Funds Distributor, Inc., ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. (ING). ING is a global financial institution active in the field of insurance, banking and asset management in more that 65 countries.

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. Valuation of Investments

The Fund, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

B. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 10% of its net assets in illiquid securities. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

C. Federal Income Taxes

The Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, the Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, the Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

Brokerage Cash Reserves
Notes to Financial Statements (continued)
March 31, 2002
================================================================================

D. Distributions

Distributions are recorded on the ex-dividend date. Distributions of realized gains, if any, from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

E. Other

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security.

3. Investment Advisory, Shareholder Services and Distribution Fees

The Fund pays ING Investments an investment advisory fee at an annual rate of 0.20% of its average daily net assets. ING Investments has engaged Aeltus to serve as the subadviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objectives and policies, subject to oversight by ING Investments. The subadvisory agreement provides that ING Investments will pay Aeltus a subadvisory fee at an annual rate of 0.09% of the Fund's average daily net assets.

ING entered into a subadvisory agreement with Aeltus, effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages BCR's assets in accordance with the Funds' investment objectives, policies, and limitations. The subadvisory agreement provides that ING will pay Aeltus a subadvisory fee at an annual rate ranging from 0.090% to 0.081% based on BCR's average daily net assets. For the period March 1, 2002 through March 31, 2002, ING paid Aeltus $29,440.

Currently, the Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for the Fund. The Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets. ING Funds Services, LLC (IFS) will become administrator to the Fund on April 1, 2002. Pursuant to the Administrative Services Agreement with the Company and IFS, the Fund will pay an administrative services fee at an annual rate of 0.08% of its average daily net assets to IFS beginning April 1, 2002.

The Company has adopted a Shareholder Services Plan for the Fund. Under the Shareholder Services Plan, ING Funds Distributor, Inc. is paid a service fee at an annual rate of 0.15% of the average daily net assets of the Fund. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. The Distribution Plan provides for payments to ING Funds Distributor, Inc. at an annual rate of 0.50% of the average daily net assets. Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI.

4. Reimbursement and Waiver From Investment Adviser

The adviser is contractually obligated through December 31, 2002 to reimburse the Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase the Fund's yield and total return. For the five-month period ended March 31, 2002, the Investment Adviser waived investment advisory fees of $144,868. Actual expenses for the five-month period ended March 31, 2002 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

================================================================================

5. Authorized Capital Shares

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, one billion shares have been designated to the Fund.

6. Capital Loss Carryforwards

It is the policy of this Fund to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of March 31, 2002, the following capital loss carryforwards had been incurred:

                                    Total Capital Loss             Year of Expiration
                                       Carryforward               2008               2009
                                    ------------------       --------------     --------------
          Brokerage Cash Reserves        $1,138,778             $250,101           $888,677


7. Tax Information

The tax character of distributions paid during the period November 1, 2001 to March 31, 2002 was as follows:

                                          Amount                  Per Share
                                   --------------------     --------------------
                 Ordinary Income        $2,366,687                  $0.01

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                 Unrealized
                    Undistributed         Capital Loss          Appreciation/
                   Ordinary Income        Carryforward          (Depreciation)
                  -----------------     -----------------     ------------------
                       $20,081            $(1,138,778)                 $--

Financial Highlights
Brokerage Cash Reserves
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                                 Period From
                                                                     Five-Month                               September 7, 1999
                                                                    Period Ended  Year Ended   Year Ended       (Commencement
                                                                     March 31,    October 31,  October 31,     of Operations)
                                                                       2002*         2001         2000       to October 31, 1999
                                                                    ------------  -----------  -----------   -------------------
Net asset value, beginning of period...............................   $   1.00      $   1.00     $   1.00          $   1.00
                                                                      --------      --------     --------          --------
Income from investment operations:
 Net investment income.............................................       0.01          0.04         0.05              0.01+
                                                                      --------      --------     --------          --------
   Total income from investment operations.........................       0.01          0.04         0.05              0.01
                                                                      --------      --------     --------          --------
Less distributions:
 From net investment income........................................      (0.01)        (0.04)       (0.05)            (0.01)
                                                                      --------      --------     --------          --------
   Total distributions.............................................      (0.01)        (0.04)       (0.05)            (0.01)
                                                                      --------      --------     --------          --------
Net asset value, end of period ....................................   $   1.00      $   1.00     $   1.00          $   1.00
                                                                      ========      ========     ========          ========

Total return ......................................................       0.59%         4.24%        5.56%             0.70%
Net assets, end of period (000's) .................................   $384,420      $399,875     $314,936          $277,611
Ratio of net investment expenses to average net assets.............       0.95%(1)      0.94%        0.95%             0.95%(1)
Ratio of net investment income to average net assets...............       1.40%(1)      4.14%        5.45%             4.62%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ...............................................       1.04%(1)      1.04%        1.03%             1.22%(1)

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

12 See Notes to Financial Statements.

                          Independent Auditors' Report


The Board of Directors and Shareholders
ING Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Brokerage Cash Reserves (the "Fund"), a series of ING Series Fund, Inc. (formerly Aetna Series Fund, Inc.), including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the five-month period ended March 31, 2002 and the year ended October 31, 2001, statements of changes in net assets for the five-month period ended March 31, 2002 and each of the years in the two-year period ended October 31, 2001 and financial highlights for the five-month period ended March 31, 2002, each of the years in the two-year period ended October 31, 2001 and the period from September 7, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Brokerage Cash Reserves as of March 31, 2002, the results of its operations, changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP





Boston, Massachusetts
April 24, 2002

Brokerage Cash Reserves
Additional Information (Unaudited)
March 31, 2002
================================================================================

1. Shareholder Meeting

On February 20, 2002, a special meeting of shareholders of the Funds was held. At the meeting, shareholders of each Fund voted to approve a new Investment Advisory Agreement, a new Subadvisory Agreement and an Amended and Restated Articles of Incorporation. Following is a brief description and the results of each vote:

A. Approval of New Investment Advisory Agreement
Shareholders of each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and ING Investments, LLC (ING Investments) which became effective March 1, 2002. Under the Agreement, ING Investments is responsible for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. ING Investments is also responsible for payment of all costs of its personnel, its overhead and its employees who also serve as Directors and Officers of the Funds, and that each Fund is responsible for payment of all other of its costs. There is no change in the advisory fees paid by the Funds.

                                                 Number of                          % of Votes
                                                                    --------------------------------------------
                                               Shares Voting         Cast for       Cast Against       Abstain
                                              ---------------       ----------     --------------     ----------
          Brokerage Cash Reserves             398,865,105.840       97.010%           0.792%            2.198%

B. Approval of New Subadvisory Agreement
Shareholders of each Fund voted to approve a new Subadvisory Agreement between ING Investments and Aeltus Investment Management, Inc. (Aeltus), which became effective March 1, 2002. The Subadvisory Agreement states that Aeltus will, subject to the supervision of the Board of Directors (Board) and ING Investments, provide a continuous investment program of evaluation, investment, sales, and reinvestment of each Fund's assets.

                                                           Number of                          % of Votes
                                                                              --------------------------------------------
                                                         Shares Voting         Cast for       Cast Against       Abstain
                                                        ---------------       ----------     --------------     ----------
          Brokerage Cash Reserves                       398,865,105.840       96.935%           0.706%            2.359%

C. Approval of Amended and Restated Articles of Incorporation
Shareholders of each Fund voted to approve an Amended and Restated Articles of Incorporation (Revised Charter). The Revised Charter was intended to add flexibility, clarify existing provisions, and promote consistency among the charters for the various registered investment companies currently advised by Aeltus. The Revised Charter also confirms Board powers implicit in the previous charter and provides the Board with the authority to adopt qualifications in the Fund's By-Laws that would be applicable to and binding upon the current and future Directors. Furthermore, the Revised Charter permits the Directors, subject to applicable law, to liquidate a series or class without shareholder approval.

                                                 Number of                                    % of Votes
                                                                 ------------------------------------------------------------------
                                               Shares Voting      Cast For       Cast Against        Abstain      Broker Non-Votes
                                              ---------------    ----------     --------------    -------------  ------------------
   Brokerage Cash Reserves                    398,865,105.840      40.454%          0.831%             2.396%          56.319%

================================================================================

2. Information About Directors and Officers

                                                                                                    Number of             Other
                          Position(s)     Term of Office                                        Portfolios in Fund    Directorships
                           Held with      and Length of         Principal Occupation(s)          Complex Overseen        Held by
Name, Address, and Age       Funds         Time Served          During Past Five Years             by Director          Director
----------------------       -----         -----------          ----------------------             -----------          --------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.   Director        Since 1998       Director, Business and Economic              50                 None
3029 St. Johns Drive                      (4 years)        Research Center, 1999 to present,
Murfreesboro,                                              and Professor of Economics and
Tennessee                                                  Finance, Middle Tennessee State
Age 60                                                     University, 1991 to present.

Maria T. Fighetti         Director        Since 1994       Associate Commissioner for                   50                 None
325 Piermont Road                         (8 years)        Contract Management, Health
Closter, New Jersey                                        Services, New York City
Age 58                                                     Department of Mental Health,
                                                           Mental Retardation and Alcohol
                                                           Services, 1996 to present.

David L. Grove            Director        Since 1991       Private Investor; Economic/                  50                 None
5 The Knoll                               (11 years)       Financial Consultant, December
Armonk, New York                                           1985 to present.
Age 83

Sidney Koch               Director        Since 1994       Financial Adviser, self-employed,            50                 None
455 East 86th Street                      (8 years)        January 1993 to present.
New York, New York
Age 66

Corine T. Norgaard        Director        Since 1991       Dean of the Barney School of                 50                 None
556 Wormwood Hill                         (11 years)       Business, University of Hartford
Mansfield Center,                                          (West Hartford, CT), August 1996
Connecticut                                                to present.
Age 64

Richard G. Scheide        Director        Since 1993       Principal, LoBue Associates Inc.,            50                 None
11 Lily Street                            (9 years)        October 1999 to present; Trust
Nantucket,                                                 and Private Banking Consultant,
Massachusetts                                              David Ross Palmer Consultants,
Age 72                                                     July 1991 to present.

Brokerage Cash Reserves
Additional Information (Unaudited)(continued)
March 31, 2002
================================================================================

                                                                                                    Number of             Other
                          Position(s)    Term of Office                                         Portfolios in Fund    Directorships
                           Held with     and Length of         Principal Occupation(s)           Complex Overseen        Held by
Name, Address, and Age       Funds        Time Served          During Past Five Years               by Director          Director
----------------------       -----        -----------          ----------------------               -----------          --------
INTERESTED DIRECTORS:

J. Scott Fox              Director       Since 1997       Chief Executive Officer (July                 50           Mr. Fox serves
10 State House Square                    (5 years)        2001 to present),                                          as Director of
Hartford, Connecticut                                                                                                the Board of
Age 47                                                    President (April                                           IPC Financial
                                                          2001 to present), Director, Chief                          Network, Inc.
                                                          Operating Officer (April 1994 to                           (January 2001
                                                          present), Chief Financial Officer                          to present).
                                                          (April 1994 to July 2001),
                                                          Managing Director (April 1994 to
                                                          April 2001), Aeltus Investment
                                                          Management, Inc.; Executive
                                                          Vice President (April 2001 to
                                                          present), Director, Chief
                                                          Operating Officer (February 1995
                                                          to present), Chief Financial
                                                          Officer, Managing Director
                                                          (February 1995 to April 2001),
                                                          Aeltus Capital, Inc.; Senior Vice
                                                          President - Operations, Aetna Life
                                                          Insurance and Annuity Company,
                                                          March 1997 to December 1997.

John G. Turner            Director       Since 2001       President, Turner Investment                  156          Mr. Turner
7337 E. Doubletree                       (1 year)         Company (since 2002); Trustee                              serves as a
Ranch Rd.                                                 and Vice Chairman of ING                                   member of the
Scottsdale, Arizona                                       Americas (2000-2001); Chairman                             Board of Aeltus
Age 62                                                    and Chief Executive Officer of                             Investment
                                                          ReliaStar Financial Corp. and                              Management,
                                                          ReliaStar Life Insurance Co.                               Inc., and each
                                                          (1993-2000); Chairman of                                   of the Pilgrim
                                                          ReliaStar United Services Life                             Funds.
                                                          Insurance Company and ReliaStar
                                                          Life Insurance Company of New
                                                          York (since 1995); Chairman of
                                                          Northern Life Insurance Company
                                                          (1992-2001); Chairman and
                                                          Director/Trustee of the Northstar
                                                          affiliated investment companies
                                                          (October 1993-2001); Director of
                                                          Northstar Investment
                                                          Management Corporation and its
                                                          affiliates (1993-1999).

================================================================================

Name, Address and Age             Positions Held with Funds        Principal Occupation(s) During the Last Five Years
---------------------             -------------------------        --------------------------------------------------
OFFICERS:

James M. Hennessy                 President, Chief Executive       President and Chief Executive Officer of each of the ING Funds
7337 E. Doubletree Ranch Road     Officer, and Chief Operating     (since February 2001); Chief Operating Officer of each of the
Scottsdale, Arizona               Officer                          ING Funds (since July 2000); Director of ING Funds Services,
Age 52                                                             LLC, ING Investments, LLC, ING Funds Distributor, Inc. ING
                                                                   Capital Corp., LLC, ING Lexington Management Corp.,
                                                                   Lexington Funds Distributor, Inc., Market Systems Research
                                                                   Advisors, Inc., Market Systems Research, Inc., Express America
                                                                   T.C. Corp., EAMS Liquidation Corp. (since December 2000);
                                                                   and President and Chief Executive Officer of ING Investments,
                                                                   LLC, ING Funds Services, LLC, ING Capital Corp., LLC, ING
                                                                   Lexington Management Corp., Express America T.C. Corp.,
                                                                   EAMC Liquidation Corp. (since December 2000). Formerly
                                                                   Senior Executive Vice President (June 2000-December 2000) and
                                                                   Secretary (April 1995-December 2000), ING Pilgrim Capital
                                                                   Corp., ING Pilgrim Group, LLC, ING Pilgrim Investments, Inc.,
                                                                   ING Lexington Management Corp., Express America T.C. Corp.;
                                                                   Senior Executive Vice President (July 2000-February 2001) and
                                                                   Secretary (April 1995-February 2001) of each of the Pilgrim
                                                                   Funds; Executive Vice President, Pilgrim Capital Corp. and its
                                                                   affiliates (May 1998-June 2000) and Senior Vice President,
                                                                   Pilgrim Capital and its affiliates (April 1995-April 1998).

Stanley D. Vyner                  Executive Vice President and     Executive Vice President of most of the ING Funds (since July
7337 E. Doubletree Ranch Road     Chief Investment Officer -       1996).  Formerly, President and Chief Executive Officer of ING
Scottsdale, Arizona               International Equities           Pilgrim Investments, LLC (August 1996-August 2000).
Age 51

Mary Lisanti                      Executive Vice President and     Executive Vice President of the ING Funds (since May 1998).
7337 E. Doubletree Ranch Road     Chief Operating Officer -        Formerly Portfolio Manager, Strong Capital Management; and
Scottsdale, Arizona               Domestic Equities                Managing Director and Head of Small- and Mid-Capitalization
Age 45                                                             Equity Strategies at Bankers Trust Corp. (1993-1996).

Michael J. Roland                 Executive Vice President and     Executive Vice President (since February 2002) and Principal
7337 E. Doubletree Ranch Road     Principal Financial Officer      Financial Officer (since June 1998) of the Funds; Executive Vice
Scottsdale, Arizona                                                President (since 1/1/02) and Principal Financial Officer (since
Age 43                                                             June 1998) of ING Funds Services, LLC, ING Investments, LLC,
                                                                   and ING Funds Distributor, Inc. Formerly Senior Vice President,
                                                                   ING Pilgrim Group, Inc., and ING Pilgrim Securities, Inc. (since
                                                                   June 1998 to December 2001); Senior Vice President of most of the Pilgrim Funds (since June 1998 to February 2002). He served in same capacity from January 1995-April 1997. Formerly, Chief
                                                                   Financial Officer of Endeavor Group (April 1997 to June 1998).

Ralph G. Norton III               Senior Vice President            Senior Vice President and Chief Investment Officer, Fixed
7337 E. Doubletree Ranch Road                                      Income, ING Investments, LLC (since August 2001). Formerly,
Scottsdale, Arizona                                                Senior Market Strategist, Aeltus Investment Management, Inc.
Age 42                                                             (from January 2001 to August 2001); Chief Investment Officer,
                                                                   ING Mutual Funds Management Co(1990 to January 2001).

Brokerage Cash Reserves
Additional Information (Unaudited)(continued)
March 31, 2002
================================================================================

Name, Address and Age            Positions Held with Funds        Principal Occupation(s) During the Last Five Years
---------------------            -------------------------        --------------------------------------------------
OFFICERS:

Robert S. Naka                   Senior Vice President and        Senior Vice President, ING Investments, LLC (since November
7337 E. Doubletree Ranch Road    Assistant Secretary              1999) and ING Funds Services, LLC (since August 1999); Senior
Scottsdale, Arizona                                               Vice President and Assistant Secretary of each of the ING Funds.
Age 38                                                            Formerly Vice President, ING Pilgrim Investments, Inc. (April
                                                                  1997-October 1999), ING Pilgrim Group, Inc. (February 1997-
                                                                  August 1999) and Assistant Vice President, ING Pilgrim Group,
                                                                  Inc. (August 1995-February 1997).

Robin L. Ichilov                 Vice President and Treasurer     Vice President, ING Investments, LLC (since August 1997);
7337 E. Doubletree Ranch Road                                     Accounting Manager (since November 1995); Vice President and
Scottsdale, Arizona                                               Treasurer of most of the ING Funds.
Age 34

Kimberly A. Anderson             Vice President and Secretary     Vice President of ING Funds Services, LLC (since January 2001)
7337 E. Doubletree Ranch Road                                     and Vice President and Secretary of each of the ING Funds (since
Scottsdale, Arizona                                               February 2001).  Formerly Assistant Vice President and Assistant
Age 37                                                            Secretary of each of the Funds (August 1999-February 2001) and
                                                                  Assistant Vice President of ING Pilgrim Group, Inc. (November
                                                                  1999-January 2001).  Ms. Anderson has held various other
                                                                  positions with ING Pilgrim Group, Inc. for more than the last five years.

                              BCRANN033102-051502